Segment Information	12 Months Ended
Dec. 31, 2022
Segment Information [Abstract]
SEGMENT INFORMATION
4.	SEGMENT INFORMATION

The CODM reviews financial information of operating segments based on internal management report when making decisions about allocating resources and assessing the performance of the Group. As a result of the assessment made by CODM, the Group has two reportable segments for continuing operations, including automotive after-sales service business and insurance intermediation service business. The Group’s CODM evaluates performance based on the operating segment’s revenue and their operating results. The revenue and operating results by segments were as follows:

	Year ended December 31, 2020
	Automotive after-sales service	Insurance intermediation service	Others	Consolidated
Revenues from external customers	$154,238	$84,161	$526	$238,925
Depreciation and amortization	$(1,090)	$(449)	$(74)	$(1,613)
Segment income (loss) before tax	$12,864	$(3,616)	$(874)	$8,374

	Year ended December 31, 2021
	Automotive after-sales service	Insurance intermediation service	Others	Consolidated
Revenues from external customers	$187,880	$56,766	$4,589	$249,235
Depreciation and amortization	$(3,404)	$(578)	$(73)	$(4,055)
Segment income (loss) before tax	$15,891	$(4,256)	$(1,105)	$10,530

	Year ended December 31, 2022
	Automotive after-sales service	Insurance intermediation service	Others	Consolidated
Revenues from external customers	$199,294	$67,640	$15,479	$282,413
Depreciation and amortization	$(3,452)	$(1,558)	$(68)	$(5,078)
Segment income (loss) before tax	$(8,109)	$(2,212)	$(353)	$(10,674)

The total assets from continuing operations by segments as of December 31, 2021 and 2022 were as follows:

	December 31,
	2021	2022
Segment assets
Automotive after-sales service	$153,723	$113,992
Insurance intermediation service	49,729	68,123
Others	1,943	9,853
Total segment assets from continuing operations	$205,395	$191,968

As the reportable segment for financial leasing qualified for discontinued operation, it is not required to disclose the information in segment reporting required by ASC 280.